Supplement Dated May 16, 2013
To The Current Prospectus and
Statement of Additional Information

ING Empire Traditions Variable Annuity

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus and statement of additional information (“SAI”), each dated May
1, 2013, for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call our Customer Contact
Center at 1-800-366-0066.

The first three paragraphs under the heading “ReliaStar Life Insurance Company of New York” in the Prospectus and the entire disclosure under the heading “Description of ReliaStar Life
Insurance Company of New York” in the SAI are deleted and replaced with the following:

ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the
Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until
May 7, 2013, ReliaStar was a wholly owned indirect subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The Netherlands. The obligations under the Contract are solely the responsibility of RLNY.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING
U.S., Inc. and its subsidiaries, including RLNY (collectively “ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. To effect this divestment, on May 7,
2013 ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the
EC mentioned above ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016.

X.85618-13	May 2013